Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents [Abstract]
CASH AND CASH EQUIVALENTS

NOTE 5: CASH AND CASH EQUIVALENTS

	December 31,
	2021	2020
	U.S. dollars in thousands

Cash in banks and on hand	599	361
Bank deposits with original maturities of three months or less*	2,370	3,270

	2,969	3,631

*	Deposits with maturity of three months, which in 2021 bear an interest of 0.58 - 1.6% per annum (in 2019: 0.37 - 0.45%).

The currencies in which the cash and cash equivalents are denominated or linked to are:

	December 31,
	2021	2020
	U.S. dollars in thousands

U.S. dollars	2,807	3,538
NIS (not linked to the Israeli CPI)	162	93

	2,969	3,631